Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021 | $			$ 16		$ 3,626				$ (34)		$ (585)		$ 3,023
Balance, shares at Dec. 31, 2021	[1]	4,000,000	4,000,000
Treasury stock balance, shares at Dec. 31, 2021
Net income | $											1,192		1,192
Foreign currency translation adjustment | $									2				2
Issue of new shares | $			$ 4		12,060								12,064
Issue of new shares of treasury shares, shares	[1]	1,006,666	1,006,666
Balance at Dec. 31, 2022 | $			$ 20		15,686				(32)		607		16,281
Balance, shares at Dec. 31, 2022	[1]	5,006,666	5,006,666
Treasury stock balance, shares at Dec. 31, 2022
Net income | $											519		519
Foreign currency translation adjustment | $									(69)				(69)
Issue of new shares | $							$ (18)						(18)
Issue of new shares of treasury shares, shares						(9,952)	(9,952)
Acquisition of treasury shares, shares						9,952	9,952
Balance at Dec. 31, 2023 | $			$ 20		15,686		$ (18)		(101)		1,126		16,713
Balance, shares at Dec. 31, 2023	[1]	5,006,666	5,006,666
Treasury stock balance, shares at Dec. 31, 2023						(9,952)	(9,952)
Net income											32	$ 25	32
Foreign currency translation adjustment									(27)			(20)	(27)
Dividend paid | $					(643)								(643)
Shares issued as stock-based compensation | $			$ 1		465								466
Shares issued as stock-based compensation, shares	[1]	300,000	300,000
Acquisition of treasury shares | $							$ (48)						(48)
Acquisition of treasury shares, shares						(36,454)	(36,454)
Balance at Dec. 31, 2024		$ 16	$ 21	$ 11,351	$ 15,508	$ (48)	$ (66)	$ (96)	$ (128)	$ 849	$ 1,158	$ 12,072	$ 16,493
Balance, shares at Dec. 31, 2024	[1]	5,306,666	5,306,666
Treasury stock balance, shares at Dec. 31, 2024						(46,406)	(46,406)

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements